Law Offices of
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet  www.paulhastings.com

March 20, 2014

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Firsthand Technology Value Fund, Inc.
File No. 814-00830

Ladies and Gentlemen:

On behalf of Firsthand Technology Value Fund, Inc., attached for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, is a definitive proxy statement and related proxy card in connection with the annual meeting of stockholders of the Registrant.  This definitive proxy statement has been revised from the preliminary materials filed on February 14, 2014 to complete and update various items as well as to address comments from the staff of the Securities and Exchange Commission.  Separate correspondence has been filed with detailed responses to those comments.

Please direct any further comments or questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,

/s/ DAVID A. HEARTH

David A. Hearth
of PAUL HASTINGS LLP

cc:	Kevin M. Landis (w/encls.)
Kelvin K. Leung, Esq. (w/encls.)